UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2012

MFS® INTERMEDIATE HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 125.7%
Aerospace - 2.5%
Bombardier, Inc., 7.5%, 2018 (n)		$405,000	$450,563
Bombardier, Inc., 7.75%, 2020 (n)		95,000	106,875
CPI International, Inc., 8%, 2018		250,000	235,000
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	115,000	114,994
Huntington Ingalls Industries, Inc., 7.125%, 2021		$295,000	319,338
Kratos Defense & Security Solutions, Inc., 10%, 2017		390,000	415,350

			$1,642,120
Apparel Manufacturers - 1.4%
Hanesbrands, Inc., 8%, 2016		$165,000	$183,975
Hanesbrands, Inc., 6.375%, 2020		100,000	108,500
Hanesbrands, Inc., FRN, 4.112%, 2014		65,000	65,082
Jones Group, Inc., 6.875%, 2019		115,000	113,850
Levi Strauss & Co., 6.875%, 2022		40,000	41,500
Phillips-Van Heusen Corp., 7.375%, 2020		335,000	375,200

			$888,107
Asset-Backed & Securitized - 0.4%
Banc of America Commercial Mortgage, Inc., FRN, 6.438%, 2051 (z)		$450,000	$59,445
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049		275,000	68,805
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		104,441	102,352
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.246%, 2051		155,000	32,768

			$263,370
Automotive - 5.5%
Accuride Corp., 9.5%, 2018		$445,000	$450,563
Allison Transmission, Inc., 7.125%, 2019 (n)		245,000	259,088
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021		200,000	211,000
Ford Motor Co., 7.45%, 2031		165,000	203,775
Ford Motor Credit Co. LLC, 8%, 2014		125,000	138,516
Ford Motor Credit Co. LLC, 12%, 2015		960,000	1,195,200
Ford Motor Credit Co. LLC, 8.125%, 2020		100,000	123,816
General Motors Financial Co., Inc., 4.75%, 2017 (z)		75,000	75,509
General Motors Financial Co., Inc., 6.75%, 2018		215,000	238,380
Goodyear Tire & Rubber Co., 8.25%, 2020		45,000	49,275
Goodyear Tire & Rubber Co., 7%, 2022		85,000	88,400
Jaguar Land Rover PLC, 8.125%, 2021 (n)		345,000	366,563
Lear Corp., 8.125%, 2020		171,000	192,375

			$3,592,460
Basic Industry - 0.3%
Trimas Corp., 9.75%, 2017		$172,000	$191,780

Broadcasting - 6.9%
Allbritton Communications Co., 8%, 2018		$175,000	$188,563
AMC Networks, Inc., 7.75%, 2021		136,000	154,020
Clear Channel Communications, Inc., 9%, 2021		223,000	191,223
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020		225,000	218,250
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020		10,000	9,550
Hughes Network Systems LLC, 7.625%, 2021		215,000	237,575
Inmarsat Finance PLC, 7.375%, 2017 (n)		165,000	179,436
Intelsat Bermuda Ltd., 11.25%, 2017		400,000	420,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	$365,000	$383,250
Intelsat Jackson Holdings Ltd., 11.25%, 2016	163,000	171,555
LBI Media, Inc., 8.5%, 2017 (z)	150,000	34,500
Liberty Media Corp., 8.5%, 2029	215,000	227,900
Liberty Media Corp., 8.25%, 2030	45,000	47,531
Local TV Finance LLC, 9.25%, 2015 (p)(z)	243,809	248,685
Newport Television LLC, 13%, 2017 (n)(p)	173,412	187,718
Nexstar Broadcasting Group, Inc., 8.875%, 2017	80,000	86,000
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	125,000	139,063
Sinclair Broadcast Group, Inc., 8.375%, 2018	40,000	43,750
SIRIUS XM Radio, Inc., 13%, 2013 (n)	110,000	122,238
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	220,000	250,800
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	235,000	259,675
SIRIUS XM Radio, Inc., 5.25%, 2022 (z)	35,000	35,000
Townsquare Radio LLC, 9%, 2019 (z)	100,000	105,750
Univision Communications, Inc., 6.875%, 2019 (n)	240,000	247,800
Univision Communications, Inc., 7.875%, 2020 (n)	150,000	160,875
Univision Communications, Inc., 8.5%, 2021 (n)	135,000	136,688

		$4,487,395
Brokerage & Asset Managers - 1.2%
E*TRADE Financial Corp., 7.875%, 2015	$260,000	$264,550
E*TRADE Financial Corp., 12.5%, 2017	425,000	485,031

		$749,581
Building - 2.4%
Building Materials Holding Corp., 6.875%, 2018 (n)	$240,000	$257,400
Building Materials Holding Corp., 7%, 2020 (n)	115,000	124,488
Building Materials Holding Corp., 6.75%, 2021 (n)	100,000	109,250
CEMEX S.A., 9.25%, 2020	225,000	219,375
HD Supply, Inc., 8.125%, 2019 (n)	115,000	124,775
Masonite International Corp., 8.25%, 2021 (n)	230,000	240,925
Nortek, Inc., 8.5%, 2021	245,000	260,313
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	80,000	85,600
USG Corp., 7.875%, 2020 (n)	110,000	117,013

		$1,539,139
Business Services - 1.9%
Ceridian Corp., 12.25%, 2015 (p)	$120,000	$118,800
Ceridian Corp., 8.875%, 2019 (z)	65,000	69,713
Fidelity National Information Services, Inc., 7.625%, 2017	80,000	88,000
Fidelity National Information Services, Inc., 5%, 2022	105,000	109,200
iGate Corp., 9%, 2016	319,000	345,318
Iron Mountain, Inc., 8.375%, 2021	220,000	243,100
Legend Acquisition Sub, Inc., 10.75%, 2020 (z)	135,000	133,313
SunGard Data Systems, Inc., 10.25%, 2015	47,000	48,116
SunGard Data Systems, Inc., 7.375%, 2018	100,000	106,250

		$1,261,810
Cable TV - 5.5%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$60,000	$63,600
CCH II LLC, 13.5%, 2016	285,000	312,075
CCO Holdings LLC, 7.875%, 2018	355,000	385,175
CCO Holdings LLC, 8.125%, 2020	455,000	511,875
CCO Holdings LLC, 7.375%, 2020	75,000	83,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Cequel Communications Holdings, 8.625%, 2017 (n)		$185,000	$198,644
CSC Holdings LLC, 8.5%, 2014		255,000	280,181
DISH DBS Corp., 6.75%, 2021		175,000	186,375
EchoStar Corp., 7.125%, 2016		160,000	176,000
ONO Finance ll PLC, 10.875%, 2019 (n)		150,000	120,000
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	100,000	130,811
UPC Holding B.V., 9.875%, 2018 (n)		$100,000	112,250
UPCB Finance III Ltd., 6.625%, 2020 (n)		354,000	374,355
Videotron Ltee, 5%, 2022		115,000	121,900
Virgin Media Finance PLC, 9.5%, 2016		83,000	92,753
Virgin Media Finance PLC, 5.25%, 2022		200,000	209,500
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	135,000	186,359

			$3,545,103
Chemicals - 3.8%
Celanese U.S. Holdings LLC, 6.625%, 2018		$335,000	$369,338
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		325,000	327,438
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		60,000	51,300
Huntsman International LLC, 8.625%, 2021		235,000	269,075
INEOS Finance PLC, 8.375%, 2019 (n)		200,000	210,500
INEOS Group Holdings PLC, 8.5%, 2016 (n)		160,000	150,800
LyondellBasell Industries N.V., 6%, 2021		275,000	313,500
Momentive Performance Materials, Inc., 12.5%, 2014		330,000	340,313
Momentive Performance Materials, Inc., 11.5%, 2016		260,000	158,600
Polypore International, Inc., 7.5%, 2017		255,000	274,125

			$2,464,989
Computer Software - 1.8%
Lawson Software, Inc., 11.5%, 2018 (n)		$355,000	$404,700
Lawson Software, Inc., 9.375%, 2019 (n)		60,000	64,950
Nuance Communications, Inc., 5.375%, 2020 (z)		95,000	97,138
Syniverse Holdings, Inc., 9.125%, 2019		295,000	318,600
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)		100,000	108,500
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		150,000	177,000

			$1,170,888
Computer Software - Systems - 1.7%
Audatex North America, Inc., 6.75%, 2018 (n)		$140,000	$150,150
CDW LLC/CDW Finance Corp., 12.535%, 2017		145,000	155,513
CDW LLC/CDW Finance Corp., 8.5%, 2019		370,000	405,150
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		350,000	386,750

			$1,097,563
Conglomerates - 1.5%
Amsted Industries, Inc., 8.125%, 2018 (n)		$375,000	$405,000
Dynacast International LLC, 9.25%, 2019		200,000	210,000
Griffon Corp., 7.125%, 2018		365,000	382,794

			$997,794
Consumer Products - 1.4%
Easton-Bell Sports, Inc., 9.75%, 2016		$145,000	$158,231
Elizabeth Arden, Inc., 7.375%, 2021		280,000	310,800
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)		20,000	21,100
Jarden Corp., 7.5%, 2020		295,000	325,975

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Libbey Glass, Inc., 6.875%, 2020 (n)	$80,000	$85,300
Prestige Brands, Inc., 8.125%, 2020	20,000	22,150

		$923,556
Consumer Services - 1.4%
Service Corp. International, 6.75%, 2015	$25,000	$27,310
Service Corp. International, 7%, 2017	785,000	894,900

		$922,210
Containers - 3.1%
Ardagh Packaging Finance PLC, 7.375%, 2017 (z)	$200,000	$214,250
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	400,000	416,000
Ball Corp., 5%, 2022	134,000	140,700
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020 (z)	90,000	94,050
Greif, Inc., 6.75%, 2017	350,000	380,625
Reynolds Group, 7.75%, 2016	100,000	104,500
Reynolds Group, 7.125%, 2019	225,000	242,438
Reynolds Group, 9.875%, 2019	100,000	105,750
Reynolds Group, 8.25%, 2021	285,000	280,013

		$1,978,326
Defense Electronics - 0.8%
Ducommun, Inc., 9.75%, 2018	$186,000	$194,603
ManTech International Corp., 7.25%, 2018	145,000	152,250
MOOG, Inc., 7.25%, 2018	135,000	143,435

		$490,288
Electrical Equipment - 0.3%
Avaya, Inc., 9.75%, 2015	$205,000	$177,838
Avaya, Inc., 7%, 2019 (n)	45,000	41,175

		$219,013
Electronics - 1.4%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$465,000	$503,363
Nokia Corp., 5.375%, 2019	65,000	54,994
Sensata Technologies B.V., 6.5%, 2019 (n)	305,000	321,775

		$880,132
Energy - Independent - 9.6%
ATP Oil & Gas Corp., 11.875%, 2015 (a)	$165,000	$42,900
BreitBurn Energy Partners LP, 8.625%, 2020	85,000	91,375
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	135,000	137,700
Carrizo Oil & Gas, Inc., 8.625%, 2018	160,000	170,800
Chaparral Energy, Inc., 7.625%, 2022 (n)	125,000	132,188
Chesapeake Energy Corp., 6.875%, 2020	155,000	160,813
Concho Resources, Inc., 8.625%, 2017	110,000	121,275
Concho Resources, Inc., 6.5%, 2022	225,000	243,000
Continental Resources, Inc., 8.25%, 2019	180,000	203,400
Denbury Resources, Inc., 8.25%, 2020	270,000	306,450
Energy XXI Gulf Coast, Inc., 9.25%, 2017	295,000	328,925
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	435,000	473,063
EXCO Resources, Inc., 7.5%, 2018	290,000	263,900
Harvest Operations Corp., 6.875%, 2017	345,000	369,150
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	70,000	77,525
Laredo Petroleum, Inc., 9.5%, 2019	170,000	192,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
LINN Energy LLC, 6.5%, 2019 (n)	$100,000	$99,500
LINN Energy LLC, 8.625%, 2020	55,000	59,400
LINN Energy LLC, 7.75%, 2021	209,000	217,883
Newfield Exploration Co., 6.875%, 2020	335,000	365,986
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	357,000	316,838
Plains Exploration & Production Co., 8.625%, 2019	175,000	198,188
QEP Resources, Inc., 6.875%, 2021	410,000	463,300
Range Resources Corp., 8%, 2019	185,000	204,425
Range Resources Corp., 5%, 2022	60,000	62,475
Samson Investment Co., 9.75%, 2020 (z)	60,000	61,800
SandRidge Energy, Inc., 8%, 2018 (n)	425,000	443,060
SM Energy Co., 6.5%, 2021	170,000	177,650
Whiting Petroleum Corp., 6.5%, 2018	215,000	231,394

		$6,217,313
Energy - Integrated - 0.2%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$100,000	$116,000

Engineering - Construction - 0.3%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$185,000	$184,075

Entertainment - 1.7%
AMC Entertainment, Inc., 8.75%, 2019	$210,000	$229,950
AMC Entertainment, Inc., 9.75%, 2020	210,000	232,050
Cedar Fair LP, 9.125%, 2018	115,000	130,525
Cinemark USA, Inc., 8.625%, 2019	380,000	425,600
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	81,000	90,315

		$1,108,440
Financial Institutions - 7.6%
Ally Financial, Inc., 5.5%, 2017	$595,000	$618,864
CIT Group, Inc., 5.25%, 2014 (n)	510,000	529,763
CIT Group, Inc., 7%, 2017 (n)	147,806	147,954
CIT Group, Inc., 5.25%, 2018	225,000	234,563
CIT Group, Inc., 6.625%, 2018 (n)	319,000	346,514
CIT Group, Inc., 5.5%, 2019 (n)	280,000	291,900
Credit Acceptance Corp., 9.125%, 2017	225,000	247,500
GMAC, Inc., 8%, 2031	35,000	41,388
Icahn Enterprises LP, 8%, 2018 (z)	40,000	42,600
Icahn Enterprises LP, 8%, 2018	323,000	343,995
International Lease Finance Corp., 4.875%, 2015	105,000	107,756
International Lease Finance Corp., 8.625%, 2015	80,000	89,700
International Lease Finance Corp., 7.125%, 2018 (n)	246,000	282,900
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	465,000	508,013
PHH Corp., 9.25%, 2016	265,000	292,163
PHH Corp., 7.375%, 2019	70,000	72,275
SLM Corp., 8.45%, 2018	125,000	144,375
SLM Corp., 8%, 2020	460,000	520,950
SLM Corp., 7.25%, 2022	55,000	59,400

		$4,922,573
Food & Beverages - 2.5%
ARAMARK Corp., 8.5%, 2015	$430,000	$440,754
B&G Foods, Inc., 7.625%, 2018	295,000	319,891
Constellation Brands, Inc., 7.25%, 2016	180,000	205,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		$110,000	$105,050
Pinnacle Foods Finance LLC, 9.25%, 2015		250,000	256,560
Pinnacle Foods Finance LLC, 8.25%, 2017		50,000	53,000
TreeHouse Foods, Inc., 7.75%, 2018		215,000	234,350

			$1,614,805
Forest & Paper Products - 1.4%
Boise, Inc., 8%, 2020		$225,000	$248,625
Georgia-Pacific Corp., 8%, 2024		19,000	25,961
Graphic Packaging Holding Co., 7.875%, 2018		125,000	139,375
Millar Western Forest Products Ltd., 8.5%, 2021		40,000	29,200
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	120,000	165,275
Tembec Industries, Inc., 11.25%, 2018		$80,000	83,200
Tembec Industries, Inc., 11.25%, 2018 (n)		15,000	15,600
Xerium Technologies, Inc., 8.875%, 2018		215,000	186,510

			$893,746
Gaming & Lodging - 4.8%
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		$60,000	$59,175
Choice Hotels International, Inc., 5.75%, 2022		40,000	42,900
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		695,000	434
GWR Operating Partnership LLP, 10.875%, 2017		135,000	152,213
Harrah’s Operating Co., Inc., 11.25%, 2017		470,000	506,425
Host Hotels & Resorts, Inc., 5.25%, 2022 (n)		100,000	106,875
Isle of Capri Casinos, Inc., 8.875%, 2020 (z)		205,000	210,638
MGM Mirage, 10.375%, 2014		40,000	45,400
MGM Mirage, 6.625%, 2015		70,000	72,975
MGM Mirage, 7.5%, 2016		35,000	36,531
MGM Resorts International, 11.375%, 2018		405,000	466,763
MGM Resorts International, 9%, 2020		170,000	189,763
Penn National Gaming, Inc., 8.75%, 2019		357,000	398,501
Pinnacle Entertainment, Inc., 8.75%, 2020		85,000	93,288
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (n)		40,000	42,400
Seven Seas Cruises S. DE R.L., 9.125%, 2019		265,000	275,600
Wyndham Worldwide Corp., 6%, 2016		1,000	1,116
Wyndham Worldwide Corp., 7.375%, 2020		105,000	126,060
Wynn Las Vegas LLC, 7.75%, 2020		245,000	273,788

			$3,100,845
Industrial - 1.5%
Altra Holdings, Inc., 8.125%, 2016		$103,000	$110,468
Dematic S.A., 8.75%, 2016 (z)		200,000	213,000
Hyva Global B.V., 8.625%, 2016 (n)		200,000	172,000
Mueller Water Products, Inc., 8.75%, 2020		142,000	158,330
Rexel S.A., 6.125%, 2019 (n)		200,000	205,000
SPL Logistics Escrow, LLC, 8.875%, 2020 (z)		115,000	118,450

			$977,248
Insurance - 2.8%
American International Group, Inc., 8.25%, 2018		$170,000	$214,475
American International Group, Inc., 8.175% to 2038, FRN to 2068		715,000	853,531
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		600,000	765,000

			$1,833,006

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Health - 0.2%
AMERIGROUP Corp., 7.5%, 2019	$110,000	$128,150

Insurance - Property & Casualty - 1.4%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$330,000	$461,175
XL Group PLC, 6.5% to 2017, FRN to 2049	490,000	446,510

		$907,685
Machinery & Tools - 2.4%
Case Corp., 7.25%, 2016	$90,000	$101,250
Case New Holland, Inc., 7.875%, 2017	525,000	616,875
CNH Capital LLC, 6.25%, 2016 (n)	65,000	70,525
H&E Equipment Services LLC, 7%, 2022 (z)	85,000	88,188
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)	180,000	189,000
RSC Equipment Rental, Inc., 8.25%, 2021	240,000	262,800
UR Financing Escrow Corp., 5.75%, 2018 (n)	115,000	121,613
UR Financing Escrow Corp., 7.625%, 2022 (n)	117,000	126,360

		$1,576,611
Major Banks - 1.0%
Bank of America Corp., 5.65%, 2018	$175,000	$195,506
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	100,000	84,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	365,000	343,100

		$622,606
Medical & Health Technology & Services - 7.0%
Biomet, Inc., 11.625%, 2017	$435,000	$464,906
Biomet, Inc., 6.5%, 2020 (z)	60,000	62,250
Davita, Inc., 6.375%, 2018	505,000	539,088
Davita, Inc., 6.625%, 2020	145,000	154,788
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	165,000	189,956
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	170,000	181,688
HCA, Inc., 8.5%, 2019	710,000	800,525
HCA, Inc., 7.5%, 2022	185,000	205,813
HCA, Inc., 5.875%, 2022	85,000	90,419
HealthSouth Corp., 8.125%, 2020	425,000	466,969
Hologic, Inc., 6.25%, 2020 (z)	40,000	42,350
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	190,000	181,213
Physio-Control International, Inc., 9.875%, 2019 (z)	135,000	145,800
Select Medical Corp., 7.625%, 2015	26,000	26,341
Teleflex, Inc., 6.875%, 2019	275,000	294,250
Tenet Healthcare Corp., 9.25%, 2015	140,000	156,450
Truven Health Analytics, Inc., 10.625%, 2020 (z)	80,000	85,400
Universal Health Services, Inc., 7%, 2018	130,000	140,400
Universal Hospital Services, Inc., 7.625%, 2020 (z)	185,000	194,713
Vanguard Health Systems, Inc., 0%, 2016	2,000	1,415
Vanguard Health Systems, Inc., 8%, 2018	105,000	110,250

		$4,534,984
Metals & Mining - 2.8%
Arch Coal, Inc., 7.25%, 2020	$160,000	$144,800
Cloud Peak Energy, Inc., 8.25%, 2017	445,000	482,825
Cloud Peak Energy, Inc., 8.5%, 2019	160,000	177,600
Consol Energy, Inc., 8%, 2017	170,000	183,175
Consol Energy, Inc., 8.25%, 2020	110,000	118,525
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	75,000	74,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Metals & Mining - continued
Peabody Energy Corp., 7.375%, 2016		$350,000	$391,125
Peabody Energy Corp., 6%, 2018 (n)		110,000	112,475
Peabody Energy Corp., 6.25%, 2021 (n)		110,000	111,925

			$1,797,075
Natural Gas - Distribution - 0.7%
AmeriGas Finance LLC, 6.75%, 2020		$220,000	$234,300
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021		230,000	225,400

			$459,700
Natural Gas - Pipeline - 3.6%
Atlas Pipeline Partners LP, 8.75%, 2018		$280,000	$300,300
Colorado Interstate Gas Co., 6.8%, 2015		91,000	105,685
Crosstex Energy, Inc., 8.875%, 2018		270,000	288,225
El Paso Corp., 7%, 2017		185,000	211,605
El Paso Corp., 7.75%, 2032		395,000	465,058
Energy Transfer Equity LP, 7.5%, 2020		290,000	333,500
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066		249,000	278,880
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068		67,000	75,040
MarkWest Energy Partners LP, 5.5%, 2023		170,000	173,825
Rockies Express Pipeline LLC, 5.625%, 2020 (n)		88,000	84,040

			$2,316,158
Network & Telecom - 2.3%
Centurylink, Inc., 7.65%, 2042		$80,000	$83,401
Citizens Communications Co., 9%, 2031		110,000	115,500
Eileme 2 AB, 11.625%, 2020 (n)		200,000	219,000
Frontier Communications Corp., 8.125%, 2018		225,000	250,313
Qwest Communications International, Inc., 7.125%, 2018 (n)		315,000	335,003
Qwest Corp., 7.5%, 2014		145,000	162,318
Windstream Corp., 8.125%, 2018		45,000	47,925
Windstream Corp., 7.75%, 2020		235,000	246,750

			$1,460,210
Oil Services - 1.3%
Chesapeake Energy Corp., 6.625%, 2019 (n)		$85,000	$81,600
Dresser-Rand Group, Inc., 6.5%, 2021		80,000	84,000
Edgen Murray Corp., 12.25%, 2015		220,000	233,750
Pioneer Energy Services Corp., 9.875%, 2018		200,000	216,500
Unit Corp., 6.625%, 2021		135,000	137,025
Unit Corp., 6.625%, 2021 (z)		85,000	86,275

			$839,150
Other Banks & Diversified Financials - 2.2%
Capital One Financial Corp., 10.25%, 2039		$560,000	$576,800
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		125,000	134,533
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		210,000	203,162
Santander UK PLC, 8.963% to 2030, FRN to 2049		478,000	489,950

			$1,404,445
Pharmaceuticals - 1.2%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	200,000	$281,118
Endo Health Solutions, Inc., 7%, 2019		$205,000	221,400
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		65,000	68,575
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		180,000	186,300

			$757,393

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pollution Control - 0.2%
Heckmann Corp., 9.875%, 2018	$110,000	$103,950

Printing & Publishing - 0.5%
American Media, Inc., 13.5%, 2018 (z)	$28,207	$26,726
Nielsen Finance LLC, 11.5%, 2016	97,000	108,640
Nielsen Finance LLC, 7.75%, 2018	165,000	185,625

		$320,991
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$90,000	$100,800

Real Estate - 1.4%
CB Richard Ellis Group, Inc., 11.625%, 2017	$180,000	$202,500
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	80,000	74,500
Entertainment Properties Trust, REIT, 7.75%, 2020	200,000	222,819
Entertainment Properties Trust, REIT, 5.75%, 2022	50,000	50,473
Kennedy Wilson, Inc., 8.75%, 2019	75,000	79,686
MPT Operating Partnership LP, REIT, 6.875%, 2021	150,000	163,125
MPT Operating Partnership LP, REIT, 6.375%, 2022	85,000	89,675

		$882,778
Retailers - 3.7%
Academy Ltd., 9.25%, 2019 (n)	$95,000	$104,025
Burlington Coat Factory Warehouse Corp., 10%, 2019	210,000	226,275
J. Crew Group, Inc., 8.125%, 2019	145,000	151,706
Limited Brands, Inc., 6.9%, 2017	125,000	142,186
Limited Brands, Inc., 6.95%, 2033	175,000	174,125
Neiman Marcus Group, Inc., 10.375%, 2015	255,000	261,696
Pantry, Inc., 8.375%, 2020 (z)	100,000	103,375
QVC, Inc., 7.375%, 2020 (n)	125,000	139,284
Rite Aid Corp., 9.25%, 2020	185,000	190,086
Sally Beauty Holdings, Inc., 6.875%, 2019	110,000	122,925
Toys “R” Us Property Co. II LLC, 8.5%, 2017	330,000	357,225
Toys “R” Us, Inc., 10.75%, 2017	280,000	308,700
Yankee Acquisition Corp., 8.5%, 2015	2,000	2,031
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	90,000	93,713

		$2,377,352
Specialty Chemicals - 0.1%
Koppers, Inc., 7.875%, 2019	$70,000	$76,475

Specialty Stores - 0.4%
Gymboree Corp., 9.125%, 2018	$30,000	$28,500
Michaels Stores, Inc., 11.375%, 2016	125,000	131,406
Michaels Stores, Inc., 7.75%, 2018	105,000	111,825

		$271,731
Supermarkets - 0.1%
SUPERVALU, Inc., 7.5%, 2014	$70,000	$67,200

Telecommunications - Wireless - 4.7%
Clearwire Corp., 12%, 2015 (n)	$175,000	$173,250
Cricket Communications, Inc., 7.75%, 2016	135,000	142,425
Cricket Communications, Inc., 7.75%, 2020	220,000	213,400
Crown Castle International Corp., 9%, 2015	215,000	232,469

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Crown Castle International Corp., 7.125%, 2019	$345,000	$375,188
Digicel Group Ltd., 8.25%, 2017 (n)	235,000	249,100
Digicel Group Ltd., 10.5%, 2018 (n)	100,000	108,000
MetroPCS Wireless, Inc., 7.875%, 2018	90,000	96,750
Sprint Capital Corp., 6.875%, 2028	140,000	126,700
Sprint Nextel Corp., 6%, 2016	260,000	265,200
Sprint Nextel Corp., 8.375%, 2017	310,000	341,000
Sprint Nextel Corp., 9%, 2018 (n)	100,000	118,000
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	250,000	228,750
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	410,000	377,200

		$3,047,432
Telephone Services - 0.6%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$100,000	$108,750
Level 3 Financing, Inc., 9.375%, 2019	155,000	169,725
Level 3 Financing, Inc., 8.625%, 2020	80,000	85,600

		$364,075
Transportation - 0.2%
Navios South American Logistics, Inc., 9.25%, 2019	$146,000	$135,050

Transportation - Services - 3.8%
ACL I Corp., 10.625%, 2016 (p)	$199,604	$189,796
Aguila American Resources Ltd., 7.875%, 2018 (n)	300,000	316,125
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	77,344	73,864
Avis Budget Car Rental LLC, 8.25%, 2019	80,000	86,400
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	50,000	54,000
Avis Budget Car Rental LLC, 9.75%, 2020	95,000	106,994
CEVA Group PLC, 8.375%, 2017 (n)	290,000	282,025
Commercial Barge Line Co., 12.5%, 2017	355,000	397,600
Navios Maritime Acquisition Corp., 8.625%, 2017	260,000	243,750
Navios Maritime Holdings, Inc., 8.875%, 2017	125,000	127,344
Navios Maritime Holdings, Inc., 8.875%, 2017 (z)	60,000	60,525
Swift Services Holdings, Inc., 10%, 2018	470,000	515,825

		$2,454,248
Utilities - Electric Power - 6.2%
AES Corp., 8%, 2017	$390,000	$455,325
Atlantic Power Corp., 9%, 2018	130,000	135,850
Calpine Corp., 8%, 2016 (n)	415,000	448,719
Calpine Corp., 7.875%, 2020 (n)	215,000	241,875
Covanta Holding Corp., 7.25%, 2020	220,000	245,541
Covanta Holding Corp., 6.375%, 2022	70,000	76,536
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	135,000	153,900
Edison Mission Energy, 7%, 2017	155,000	81,375
EDP Finance B.V., 6%, 2018 (n)	315,000	299,124
Energy Future Holdings Corp., 10%, 2020	270,000	297,675
Energy Future Holdings Corp., 10%, 2020	515,000	578,088
Energy Future Holdings Corp., 11.75%, 2022 (n)	160,000	170,400
GenOn Energy, Inc., 9.875%, 2020	375,000	411,094
NRG Energy, Inc., 7.375%, 2017	105,000	109,200
NRG Energy, Inc., 8.25%, 2020	200,000	215,500
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	125,000	100,625

		$4,020,827
Total Bonds		$81,300,751

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Preferred Stocks - 0.4%
Other Banks & Diversified Financials - 0.4%
Ally Financial, Inc., 7% (z)	100	$91,059
GMAC Capital Trust I, 8.125%	5,675	140,854
Total Preferred Stocks		$231,913

Convertible Bonds - 0.4%
Network & Telecom - 0.4%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$260,000	$255,450

Common Stocks - 0.2%
Automotive - 0.0%
Accuride Corp. (a)	4,099	$20,577

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	30	$87,000

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	7,229	$38,241
Total Common Stocks		$145,818

Floating Rate Loans (g)(r) - 0.2%
Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$80,705	$77,751

Utilities - Electric Power - 0.1%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 2016	$22,956	$23,752
Dynegy Power LLC, Term Loan, 9.25%, 2016	34,435	35,984

		$59,736
Total Floating Rate Loans		$137,487

Convertible Preferred Stocks - 0.2%
Automotive - 0.2%
General Motors Co., 4.75%	2,910	$103,887

	Strike Price	First Exercise
Warrants - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/24/10	27	$78,300

Money Market Funds - 4.4%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)			2,845,059	$2,845,059
Total Investments				$85,098,665

Other Assets, Less Liabilities - (31.6)%				(20,416,765)
Net Assets - 100.0%				$64,681,900

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $20,081,994 representing 31.0% of net assets.
(p)	Payment-in-kind security.

Portfolio of Investments (unaudited) – continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$93,750	$91,059
American Media, Inc., 13.5%, 2018	12/22/10	28,590	26,726
Ardagh Packaging Finance PLC, 7.375%, 2017	7/23/12	211,062	214,250
Banc of America Commercial Mortgage, Inc., FRN, 6.438%, 2051	6/19/08	329,651	59,445
Biomet, Inc., 6.5%, 2020	7/25/12	60,000	62,250
Ceridian Corp., 8.875%, 2019	6/28/12	65,000	69,713
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020	6/28/12-7/17/12	90,983	94,050
Dematic S.A., 8.75%, 2016	4/19/11	202,311	213,000
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	20,000	21,100
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	101,455	102,352
General Motors Financial Co., Inc., 4.75%, 2017	8/13/12	75,000	75,509
H&E Equipment Services LLC, 7%, 2022	8/10/12	$85,561	$88,188
Heckler & Koch GmbH, 9.5%, 2018	5/10/11	162,889	114,994
Hologic, Inc., 6.25%, 2020	7/19/12	40,000	42,350
Icahn Enterprises LP, 8%, 2018	7/09/12	42,153	42,600
Isle of Capri Casinos, Inc., 8.875%, 2020	7/26/12-8/30/12	209,639	210,638
LBI Media, Inc., 8.5%, 2017	7/18/07	148,525	34,500
Legend Acquisition Sub, Inc., 10.75%, 2020	8/14/12	133,243	133,313
Local TV Finance LLC, 9.25%, 2015	5/02/07-2/16/11	245,288	248,685
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12-8/30/12	180,258	189,000
Navios Maritime Holdings, Inc., 8.875%, 2017	6/27/12	60,000	60,525
Nuance Communications, Inc., 5.375%, 2020	8/09/12	95,000	97,138
Pantry, Inc., 8.375%, 2020	7/25/12	100,000	103,375
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	136,762	145,800
SIRIUS XM Radio, Inc., 5.25%, 2022	8/08/12	35,000	35,000
SPL Logistics Escrow, LLC, 8.875%, 2020	7/24/12	115,000	118,450
Samson Investment Co., 9.75%, 2020	8/20/12	61,945	61,800
Townsquare Radio LLC, 9%, 2019	3/30/12	99,043	105,750
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-6/15/12	81,085	85,400
Unit Corp., 6.625%, 2021	7/12/12	83,947	86,275
Universal Hospital Services, Inc., 7.625%, 2020	7/24/12	185,000	194,713
Total Restricted Securities			$3,227,948
% of Net assets			5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 8/31/12

Forward Foreign Currency Exchange Contracts at 8/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Goldman Sachs International	338,270	10/12/12	$413,812	$425,642	$(11,830)
SELL	EUR	UBS AG	338,270	10/12/12	414,006	425,642	(11,636)

							$(23,466)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$265,318	$256,359	$38,241	$559,918
Corporate Bonds	—	69,896,038	—	69,896,038
Commercial Mortgage-Backed Securities	—	161,018	—	161,018
Asset-Backed Securities (including CDOs)	—	102,352	—	102,352
Foreign Bonds	—	11,396,793	—	11,396,793
Floating Rate Loans	—	137,487	—	137,487
Mutual Funds	2,845,059	—	—	2,845,059
Total Investments	$3,110,377	$81,950,047	$38,241	$85,098,665

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(23,466)	$—	$(23,466)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/11	$85,953
Change in unrealized appreciation (depreciation)	(47,712)
Balance as of 8/31/12	$38,241

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at August 31, 2012 is $(47,712).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$82,720,432
Gross unrealized appreciation	4,699,204
Gross unrealized depreciation	(2,320,971)
Net unrealized appreciation (depreciation)	$2,378,233

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	961,314	16,713,429	(14,829,684)	2,845,059

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,498	$2,845,059

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2012

*	Print name and title of each signing officer under his or her signature.